Treasury shares (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Schedule of Treasury Shares

	Number of shares 000s	£m
At 1 January 2020	3,258	24
Purchase of treasury shares	1,105	6
Release of treasury shares	(3,460)	(23)

At 31 December 2020	903	7
Purchase of treasury shares	2,158	16
Newly issued treasury shares	2,500	1
Release of treasury shares	(3,990)	(12)

At 31 December 2021	1,571	12